Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2018
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Principal Subsidiaries and VIEs

As of December 31, 2018, details of the Company’s principal subsidiaries and VIEs were as follows:

	Place of incorporation	Date of incorporation	Percentage of beneficial ownership	Principal activities
Subsidiaries:
Viomi HK	Hong Kong	January 30, 2015	100%	Investment holding
Lequan	PRC	May 15, 2015	100%	Investment holding
VIEs:
Foshan Viomi	PRC	May 6, 2014	100%	Home appliance development and sales
Beijing Viomi	PRC	January 12, 2015	100%	No substantial business
Subsidiaries of Foshan Viomi:
Guangdong Lizi Technology Co., Ltd. (“Guangdong Lizi”)	PRC	July 26, 2018	VIE’s subsidiary	Home appliance development and sales

Schedule of Financial Statement Amounts and Balances of VIEs

The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs and its subsidiaries taken as a whole, which were included in the Group’s consolidated balance sheets and consolidated statements of comprehensive (loss) income. Transactions between the VIEs and its subsidiaries and the Group’s subsidiaries are eliminated in the financial information presented below:

	As of December 31,
	2017	2018
	RMB	RMB
Cash and cash equivalents	210,280	401,424
Restricted cash	—	29,550
Short-term investments	—	168,993
Accounts receivable from third parties (net of allowance of nil and nil as of December 31, 2017and 2018, respectively)	4,348	111,718
Accounts receivable from a related party (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	249,548	260,984
Other receivable from related parties (net of allowance of nil and nil as of December 31, 2017 and 2018, respectively)	24,160	112,320
Inventories	50,692	231,975
Prepaid expenses and other current assets	22,986	46,499
Total current assets	562,014	1,363,463
Property, plant and equipment, net	3,086	11,301
Deferred tax assets	3,048	5,234
Intangible assets, net	—	169
Prepaid expenses and other non-current assets	—	3,636
Total non-current assets	6,134	20,340
Total assets	568,148	1,383,803
Accounts and notes payable	291,643	548,481
Advances from customers	27,015	86,312
Amounts due to related parties	35,953	5,763
Accrued expenses and other liabilities	60,953	179,712
Income tax payables	11,612	10,199
Total current liabilities	427,176	830,467
Accrued expenses and other liabilities	460	518
Total non-current liabilities	460	518
Total liabilities	427,636	830,985
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES (Continued)

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue	312,523	873,083	2,561,229
Net income	16,295	92,159	70,232

Net cash provided by operating activities	13,146	123,182	209,690
Net cash used in investing activities	(1,609)	(1,234)	(183,262)
Net cash provided by (used in) financing activities	12,999	—	(37,731)